Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY US GOVERNMENT SECURITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000730044
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2012
Morgan Stanley US Government Securities Trust (Prospectus Summary) | Morgan Stanley US Government Securities Trust | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USGAX
Morgan Stanley US Government Securities Trust (Prospectus Summary) | Morgan Stanley US Government Securities Trust | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USGBX
Morgan Stanley US Government Securities Trust (Prospectus Summary) | Morgan Stanley US Government Securities Trust | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USGCX
Morgan Stanley US Government Securities Trust (Prospectus Summary) | Morgan Stanley US Government Securities Trust | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USGDX